OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current non-financial assets
Other current non-financial assets		$ 129,837	$ 144,915
Total		3,504	5,201
Non-current non-financial assets
Other non-current non-financial assets		121,521	130,319
Total		56,600	8,868
Current non-financial liabilities
Other Current non-financial liablities		153,950	99,163
Total		500,344	697,452
Non-current non-financial liabilities
Other non-current non-financial liablities		112,340	60,633
Total		3,778,567	3,870,914
Financial Assets and Liabilities [Member]
Current non-financial assets
Roads to amortize current		43,301	41,812
Prepayment to amortize (insurance + others)		21,257	23,086
Recoverable taxes (Relating to purchases)		60,823	71,357
Other current non-financial assets		4,456	8,660
Total		129,837	144,915
Non-current non-financial assets
Roads to amortize, non-current		112,937	121,894
Guarantee values		2,893	3,302
Recoverable taxes		1,835	1,493
Other non-current non-financial assets		3,856	3,630
Total		121,521	130,319
Current non-financial liabilities
Provision of minimum dividend	[1]	116,123	60,312
ICMS tax payable		12,593	14,856
Other tax payable		23,040	16,202
Other Current non-financial liablities		2,194	7,793
Total		153,950	99,163
Non-current non-financial liabilities
ICMS tax payable		110,532	58,606
Other non-current non-financial liablities		1,808	2,027
Total		$ 112,340	$ 60,633

[1]	Provision includes a minimum dividend of subsidiary minority.